Derivative Liabilities - Forward Purchase Agreement (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Class of Warrant or Right [Line Items]
Forward purchase units		14,000,000
Forward Purchase Per Unit	$ 10.00	$ 10.00
Forward purchase amount		$ 140,000,000
Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Number of shares in a unit	1	1
Number of redeemable warrants	1	1